Income Taxes - Schedule of Significant Components of Company's Deferred Income Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 625,396	$ 407,818
Accounts receivable	1,238	1,238
Fixed Assets	16,520	11,748
Total deferred tax assets	643,154	420,804
Property and equipment
Total deferred tax liabilities
Deferred tax assets, net	643,154	420,804
Valuation allowance, Beginning of year	(420,804)	(412,519)
(Increase) decrease during year	222,350	8,285
Valuation allowance, Ending balance	(643,154)	(420,804)
Net deferred tax asset